Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Cash and cash equivalents	$ 58,153	$ 35,555
Restricted cash	1,350	1,350
Total cash and cash equivalents and restricted cash	$ 59,503	$ 36,905